CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Cash flows (used in) provided by operating activities:
Net (loss) income	$ 9,531	$ 7,636	$ 3,312	$ 5,629	$ (2,145)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	1,568	1,119	1,921	1,437	821
Non-cash interest expense	5	16
Bad debt recovery	(63)
Amortization of debt issuance costs	21	30	9	71	40
Bad debt (recovery) expense			304		23
Inventory provisions	155	(137)	189	200	503
Change in fair value of contingent consideration	(342)	53	70	92	118
Stock-based compensation expense	1,481	576	1,029	600	495
Loss on write-off of construction in progress	259
Deferred taxes	1,382		52	703
Non-cash interest income	(14)	(106)
Accounts receivable	(1,380)	(3,320)	(6,182)	(3,578)	(719)
Inventories	1,063	(9,481)	(9,270)	(1,042)	(216)
Income taxes receivable	1,293		(1,563)
Income taxes payable	364	660
Prepaid expenses and other current assets	(1,970)	42	(582)	(520)	(412)
Deposits and other assets	11	77	93	(63)	(124)
Accounts payable	2,207	1,928	3,192	4,946	(315)
Accrued liabilities and other liabilities	(507)	1,039	2,074	2,949	(2,559)
Net cash (used in) provided by operating activities	15,043	102	(5,352)	11,424	(4,490)
Cash flows used in investing activities:
Purchases of property, plant and equipment	(6,728)	(3,089)	(4,799)	(1,940)	(11,704)
Notes receivable provided to related parties		(4,000)	(4,031)
Repayment of notes receivable provided to related parties	846		3,200
Net cash used in investing activities	(5,882)	(7,089)	(5,623)	(1,911)	(11,695)
Proceeds from the sale of property, plant and equipment			7	29	9
Cash flows provided by (used in) financing activities:
Proceeds from issuance of common stock pursuant to the initial public offering, net of issuance costs	99,671
Proceeds from borrowings under term loan	5,000
Proceeds from borrowings under the equipment loan	1,461		587
Proceeds from Paycheck Protection Program loan	2,593
Proceeds from issuance of common stock, net of issuance costs		14,097	15,000
Repayment of revolving line of credit	(1,325)
Repayment of equipment loan	(2,015)
Repayment of term loan	(618)	(503)
Repayment of Paycheck Protection Program loan	(2,593)
Repurchase of common stock		(14,289)	(14,289)
Payment of contingent consideration	(140)	(322)	(409)	(494)	(371)
Principal payments under finance lease obligation	(335)	(319)
Proceeds from exercise of stock options	203	218	222	40	31
Proceeds from exercise of warrant	282
Net cash provided by (used in) financing activities	102,184	(1,118)	434	(1,509)	14,289
Proceeds from the issuance of Series D redeemable preferred stock					11,105
Proceeds from issuance of redeemable noncontrolling interest				25	150
Proceeds from borrowings under revolving line of credit			1,325		8,700
Repayment of long-term debt			(671)	(671)	(4,890)
Payment of debt issuance costs					(219)
Payment of issuance costs of redeemable convertible preferred stock					(85)
Payment of issuance costs of common stock			(903)
Principal payments under lease obligation			(428)	(409)	(132)
Net (decrease) increase in cash and cash equivalents	111,345	(8,105)	(10,541)	8,004	(1,896)
Cash and cash equivalents at beginning of the period	1,274	11,815	11,815	3,811	5,707
Cash and cash equivalents at end of the period	112,619	3,710	1,274	11,815	3,811
Supplemental disclosure of cash flow information:
Cash paid for interest	358	265	340	356	484
Cash paid for income taxes	1,150	2,056	2,256	20	33
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property, plant and equipment included in accounts payable and accrued liabilities	$ 331	$ 122
Purchases of property, plant and equipment included in accounts payable and accrued liabilities			928	$ 199
Property, plant and equipment purchased with lease obligations					$ 2,210
Deferred offering costs in accounts payable and accrued liabilities			$ 1,001